General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disclosure of general and administrative expenses
Employee benefit expenses (excluding crew) consist of:

	For the year ended December 31,
In thousands of U.S. dollars	2019	2018	2017
Short term employee benefits (salaries)	$16,776	$9,605	$9,196
Share based compensation (see Note 16)	27,421	25,547	22,385
	$44,197	$35,152	$31,581